Listing of companies in the Group - Subsidiaries held by BW LPG Product Services Pte. Ltd. (Details) - BW LPG Product Services Pte. Ltd.	Dec. 31, 2025	Dec. 31, 2024
BW LPG Product Services S.L. (formerly known as Vilma Oil Trading, S.L.)
Listing of companies in the Group
Effective equity holding	81.00%	83.00%
Vilma Oil Singapore Pte. Ltd.
Listing of companies in the Group
Effective equity holding	81.00%	83.00%
BW LPG Product Services (Norway) AS
Listing of companies in the Group
Effective equity holding	81.00%	83.00%
BW LPG Product Services USA LLC
Listing of companies in the Group
Effective equity holding	81.00%	83.00%